Segment Reporting - Reconciliation from Operating Profit (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Operating profit	$ 2,199	$ 2,277	$ 2,285
Eliminations and other
Segment Reporting Information [Line Items]
Operating profit	(343)	(332)	(324)
Industrial Activities [Member]
Segment Reporting Information [Line Items]
Operating profit	1,988	2,095	2,227
Industrial Activities [Member] | Agricultural equipment [Member]
Segment Reporting Information [Line Items]
Operating profit	1,770	2,008	1,681
Industrial Activities [Member] | Construction Equipment [Member]
Segment Reporting Information [Line Items]
Operating profit	79	(97)	(7)
Industrial Activities [Member] | Commercial Vehicles [Member]
Segment Reporting Information [Line Items]
Operating profit	29	74	517
Industrial Activities [Member] | Powertrain [Member]
Segment Reporting Information [Line Items]
Operating profit	223	187	162
Industrial Activities [Member] | Eliminations and other
Segment Reporting Information [Line Items]
Operating profit	(113)	(77)	(126)
Financial services [Member]
Segment Reporting Information [Line Items]
Operating profit	$ 554	$ 514	$ 382